OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of other comprehensive income
Balance at the beginning of the period	$ (626)			$ (836)	$ (804)				$ (623)	$ (804)	$ (623)
Other comprehensive (loss) income before reclassifications	(2)				(40)					244	(135)
Amounts reclassified from accumulated other comprehensive loss	10				8					(66)	(46)
Other comprehensive income (loss), net of tax	8				(32)					178	(181)	(262)
Balance at the end of the period	(618)	(626)			(836)	(804)				(626)	(804)	(623)
Net income	65	33	74	56	(16)	(43)	121	131	166	147	375	260
Discontinued Operations
Components of other comprehensive income
Actuarial loss	1				1					6	4	3
Foreign currency translation adjustment
Components of other comprehensive income
Balance at the beginning of the period	243				268				217	268	217
Other comprehensive (loss) income before reclassifications	(3)				(67)					(25)	51
Other comprehensive income (loss), net of tax	(3)				(67)					(25)	51
Balance at the end of the period	240	243			201	268				243	268	217
Other comprehensive income (loss), tax					9						7	11
Pension and other postretirement benefits adjustments, net of tax
Components of other comprehensive income
Balance at the beginning of the period	(883)				(1,076)				(845)	(1,076)	(845)
Other comprehensive (loss) income before reclassifications					25					259	(185)
Amounts reclassified from accumulated other comprehensive loss	10				8					(66)	(46)
Other comprehensive income (loss), net of tax	10				33					193	(231)
Balance at the end of the period	(873)	(883)			(1,043)	(1,076)				(883)	(1,076)	(845)
Other comprehensive income (loss), tax	109				217					113	228	155
Pension and other postretirement benefits adjustments, net of tax | Amount reclassified
Components of other comprehensive income
Prior service credit	(2)				(2)					8	10	9
Actuarial loss	15				21					(86)	(51)	(39)
Settlement loss	1									(12)	(13)
Total before tax	14				19					(90)	(54)	(30)
Income tax expense	(4)				(11)					24	8	6
Net income	10				8					(66)	(46)	(24)
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive income
Balance at the beginning of the period					7				8	7	8
Other comprehensive (loss) income before reclassifications										5	(1)
Other comprehensive income (loss), net of tax										5	(1)
Balance at the end of the period	12	12			7	7				12	7
Other, net
Components of other comprehensive income
Balance at the beginning of the period	2				(3)					(3)
Other comprehensive (loss) income before reclassifications	1				2					5
Other comprehensive income (loss), net of tax	1				2					5
Balance at the end of the period	3	2			(1)					2		(3)
Amounts attributable to noncontrolling interests
Components of other comprehensive income
Balance at the beginning of the period	(8)				(13)				(12)	(13)	(12)
Other comprehensive (loss) income before reclassifications	4									5	(1)
Other comprehensive income (loss), net of tax	4									5	(1)	(5)
Balance at the end of the period	(4)	(8)			(13)	(13)				(8)	(13)	(12)
Net income	8				7					21	10	7
Amounts attributable to Huntsman Corporation
Components of other comprehensive income
Balance at the beginning of the period	(618)				(791)				(611)	(791)	(611)
Other comprehensive (loss) income before reclassifications	(6)				(40)					239	(134)
Amounts reclassified from accumulated other comprehensive loss	10				8					(66)	(46)
Other comprehensive income (loss), net of tax	4				(32)					173	(180)
Balance at the end of the period	$ (614)	$ (618)			$ (823)	$ (791)				$ (618)	$ (791)